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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number      811-07242
                                   ---------------------------------------------


                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  3555 Lear Way                 Medford, Oregon                    97504
--------------------------------------------------------------------------------
             (Address of principal executive offices)            (Zip code)


                                Erich M. Patten


Cutler Investment Counsel, LLC      3555 Lear Way     Medford, Oregon 97504
--------------------------------------------------------------------------------
                      (Name and address of agent for service)


Registrant's telephone number, including area code:  (541) 770-9000
                                                     ---------------------------


Date of fiscal year end:         June 30, 2006
                          ------------------------------------


Date of reporting period:        March 31, 2006
                          ------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS -- 99.0%                                 VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 9.5%
    27,200     Home Depot, Inc. (The)                             $  1,150,560
    33,770     McDonald's Corp.                                      1,160,337
    23,800     McGraw-Hill Cos., Inc. (The)                          1,371,356
                                                                  ------------
                                                                     3,682,253
                                                                  ------------
               CONSUMER STAPLES -- 15.3%
    18,190     Kimberly-Clark Corp.                                  1,051,382
    21,130     PepsiCo, Inc.                                         1,221,103
    19,780     Procter & Gamble Co. (The)                            1,139,723
    38,520     Sysco Corp.                                           1,234,566
    26,150     Wal-Mart Stores, Inc.                                 1,235,326
                                                                  ------------
                                                                     5,882,100
                                                                  ------------
               ENERGY -- 11.3%
    23,300     Chevron Corp.                                         1,350,701
    24,090     ConocoPhillips                                        1,521,283
    24,060     Exxon Mobil Corp.                                     1,464,292
                                                                  ------------
                                                                     4,336,276
                                                                  ------------
               FINANCIALS -- 20.6%
    26,850     Citigroup, Inc.                                       1,268,394
    34,550     JPMorgan Chase & Co.                                  1,438,662
    25,050     Lincoln National Corp.                                1,367,480
    42,000     U.S. Bancorp                                          1,281,000
    30,750     Washington Mutual, Inc.                               1,310,565
    19,800     Wells Fargo & Co.                                     1,264,626
                                                                  ------------
                                                                     7,930,727
                                                                  ------------
               HEALTHCARE -- 5.8%
    19,100     Johnson & Johnson                                     1,131,102
    45,000     Pfizer, Inc.                                          1,121,400
                                                                  ------------
                                                                     2,252,502
                                                                  ------------
               INDUSTRIALS -- 15.1%
    17,910     Caterpillar, Inc.                                     1,286,117
    14,500     Emerson Electric Co.                                  1,212,635
    33,150     General Electric Co.                                  1,152,957
    23,750     Pitney Bowes, Inc.                                    1,019,588
    19,800     United Technologies Corp.                             1,147,806
                                                                  ------------
                                                                     5,819,103
                                                                  ------------
               INFORMATION TECHNOLOGY -- 5.6%
    36,020     Hewlett-Packard Co.                                   1,185,058
    50,130     Intel Corp.                                             970,015
                                                                  ------------
                                                                     2,155,073
                                                                  ------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 99.0% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

               MATERIALS -- 6.1%
    43,020     Alcoa, Inc.                                        $  1,314,691
    25,240     Dow Chemical Co. (The)                                1,024,744
                                                                  ------------
                                                                     2,339,435
                                                                  ------------
               TELECOMMUNICATIONS SERVICES -- 2.9%
    40,970     AT&T, Inc.                                            1,107,829
                                                                  ------------
               UTILITIES -- 6.8%
    21,950     Exelon Corp.                                          1,161,155
    44,490     National Fuel Gas Co.                                 1,455,713
                                                                  ------------
                                                                     2,616,868
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $30,661,920)             $ 38,122,166
                                                                  ------------

================================================================================
    SHARES     MONEY MARKET FUNDS -- 0.6%                             VALUE
--------------------------------------------------------------------------------

   233,919     First American Treasury Obligation Fund -
               Class Y (Cost $233,919)                            $    233,919
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE -- 99.6%
               (Cost $30,895,839)                                 $ 38,356,085

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%           139,767
                                                                  ------------

               NET ASSETS -- 100.0%                               $ 38,495,852
                                                                  ============


See accompanying notes to schedule of investments.


CUTLER EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2006 (UNAUDITED)


1.  SECURITIES VALUATION

The Cutler Equity Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.


2.  INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.  FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2006:



            Cost of portfolio investments                 $ 30,973,689
                                                          ============

            Gross unrealized appreciation                 $  8,502,790
            Gross unrealized depreciation                   (1,120,394)
                                                          ------------

            Net unrealized appreciation                   $  7,382,396
                                                          ============


The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)        The Cutler Trust
             -------------------------------------------------------------------





By (Signature and Title)*    /s/ Erich M. Patten
                           -----------------------------------------------------
                             Erich M. Patten, President


Date         April 19, 2006
      --------------------------------------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ Erich M. Patten
                           -----------------------------------------------------
                             Erich M. Patten, President


Date      April 19, 2006
      --------------------------------------------------------------------------





By (Signature and Title)*    /s/ Matthew C. Patten
                           -----------------------------------------------------
                             Matthew C. Patten, Treasurer


Date      April 19, 2006
      --------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.